Average Annual Total Returns{- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 50%	Fidelity Advisor Asset Manager 50%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 50%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 50%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 50%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 50%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 50%: Class Z Return Before Taxes Since Inception		Fidelity Advisor Asset Manager 50%: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	7.79%	7.66%	6.54%	7.03%	6.61%	5.35%	4.78%	5.69%	4.83%	10.11%	7.89%	6.53%	12.44%	8.11%	6.37%	14.65%	9.23%	7.47%	14.79%		10.52%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	12.71%	8.89%	7.55%

[1]	(a)Since inception October 2, 2018.